SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Cash Account Trust
Government & Agency Securities Portfolio
Capital Assets Funds Shares
Davidson Cash Equivalent Plus Shares
Davidson Cash Equivalent Shares

Tax‐Exempt Portfolio
Capital Assets Funds Shares
Davidson Cash Equivalent Shares
Tax‐Free Investment Class
Tax‐Exempt Cash Managed Shares

Cash Reserve Fund, Inc.
Prime Series
Cash Management Fund
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
NY Tax Free Money Fund
Investment Class
Tax Free Money Fund Investment

Investors Cash Trust
Treasury Portfolio
Institutional Shares

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds.” The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

Please Retain This Supplement for Future Reference

June 4, 2014
PROSTKR‐395